Taxation - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporation tax
Current year	£ 432.8	£ 425.8	£ 404.0
Prior years	(85.6)	(55.5)	(41.4)
Corporation tax	347.2	370.3	362.6
Deferred tax
Current year	(197.1)	9.4	(131.0)
Prior years	(1.0)	4.7	(1.5)
Deferred tax	(198.1)	14.1	(132.5)
Tax charge	£ 149.1	£ 384.4	£ 230.1